Accrued Expenses and Other Current Liabilities	12 Months Ended
Sep. 30, 2025
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 12 – ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities as of September 30, 2025 and 2024 consisted of the following:

	As of September 30, 2025	As of September 30, 2024
Deferred government subsidies	$459,034	$537,645
Taxes payable	108,915	48,719
Wages payable	177,089	108,214
Interest payable	248,125	176,897
Other payables and accruals	982,444	2,300,096
Total	$1,975,607	$3,171,571

Deferred government subsidies were government subsidies the Company received from the local governments related to certain assets that will be amortized in the depreciated periods of the assets.

Other payables and accruals account for the years ended September 30, 2025 and 2024 are as follows:

	As of September 30, 2025	As of September 30, 2024
Decoration project funds	$-	$1,538,205
Housing rent	353,716	252,274
Others*	628,728	509,617
Total	$982,444	$2,300,096

*	Others includes deposits, guarantees, accrued expenses payable.

As of date of this report, approximately 57%, or $0.54 million, of the Company’s other payables and accruals balance as of September 30, 2025 has been subsequently paid.